Prepaid expenses and other current assets (Details Narrative) - EUR (€)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Percentage of value added tax	22.00%		22.00%
Value added tax refund received	€ 1,700,000
Value added tax refund received short-term	1,300,000
Value added tax refund received long-term	400,000
Research and development tax credit	4,000,000.0
Amount utilized to offset social contributions and taxes payable	400,000	€ 400,000
Research and development expense	2,040,390	3,921,802
Other Assets, Current	247,946		€ 64,664
Other Prepaid Expense, Current	193,866		€ 378,148
Director [Member]
Other Prepaid Expense, Current	100,000	200,000
Allowance For Corporate Equity [Member]
Other Assets, Current	200,000
Allowance For Corporate Equity [Member] | Revision of Prior Period, Reclassification, Adjustment [Member]
Other Assets, Current	180,000
Financial Claims For Accrued Interest On Ongoing Investments [Member]
Other Assets, Current	53,000
Research and Development Expense Related Party [Member]
Research and development expense	€ 400,000	€ 400,000